Note 4 - Other Receivables - Schedule of Other Receivables (Details) - EUR (€) € in Thousands	Dec. 31, 2016	Dec. 31, 2015
Research and development tax credit receivable from the French State	€ 476	€ 419
Research and development subsidies receivable from the French State		112
Value-added taxes receivable	209	329
Other receivables from Government and public authorities	138	121
Others	60	37
Total	€ 884	€ 1,018